Form N-1A Cover	Apr. 21, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 21, 2026
Prospectus Date	May 01, 2025
Supplement to Prospectus [Text Block]	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSDWS RREEF Global Infrastructure FundEffective April 21, 2026, the following information replaces the existing similar disclosure in the “FEES AND EXPENSES” section of the fund’s summary prospectus and in the “FEES AND EXPENSES” section of the summary section of the fund’s prospectus:SHAREHOLDER FEES (paid directly from your investment)ACR6INSTSMaximum sales charge (load) imposed on purchases, as % of offering price5.75NoneNoneNoneNoneMaximum deferred sales charge (load), as % of redemption proceedsNone1.00NoneNoneNoneAccount Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)$20$20NoneNone$20ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)ACR6INSTSManagement fee0.800.800.800.800.80Distribution/service (12b-1) fees0.251.00NoneNoneNoneOther expenses0.260.280.140.240.30Total annual fund operating expenses1.312.080.941.041.10Fee waiver/expense reimbursement0.120.140.000.100.06Total annual fund operating expenses after fee waiver/expense reimbursement1.191.940.940.941.04[1]Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.[2]“Management fee” is restated to reflect the fund’s new management fee rate effective October 1, 2025.The Advisor has contractually agreed through September 30, 2027 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at ratios no higher than 1.19%, 1.94%, 0.94% and 1.04% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.EXAMPLEThis Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A, Class C, Institutional Class and Class S) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:YearsACR6INSTS1$689$297$96$96$106395563830032134451,2411,106520564600102,0532,2021,1551,2621,335You would pay the following expenses if you did not redeem your shares:YearsACR6INSTS1$689$197$96$96$106395563830032134451,2411,106520564600102,0532,2021,1551,2621,335